UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GEORGE U WYPER
Address:  350 PARK AVENUE, 13TH FL
          NEW YORK, NY 10022

13 File Number: 28-7818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      GEORGE U. WYPER
Title:     MANAGING  MEMBER
Phone:     212-419-1300
Signature, Place and Date of Signing:

    GEORGE U. WYPER  NOVEMBER 11, 1999


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER:   NAME:
28-7816                 WYPER PARTNERS, L.L.C.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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